Note 12 - Equity Equity, Subordinated Unit Conversion and ATM Program (Details) - USD ($) $ in Millions		1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 24, 2015	Aug. 31, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net proceeds from issuance of units (dollars)		$ 142		$ 99	$ 1,478	$ 709
Subordinated units effective conversion date				May 16, 2014
General partner units issued or outstanding (units)				1,900,515	1,631,448
General partner’s ownership interest				2.00%	2.00%	2.00%
Partners' capital account, units converted					0
Equity instrument regulatory filing date				Jun. 25, 2014
Common units, aggregate value				$ 750	$ 200
Public-owned common units
Common units outstanding (units)				61,033,211
Tesoro-owned common units
Common units outstanding (units)				32,445,115
General Partner
Net proceeds from issuance of units (dollars)				$ 4	$ 29	$ 8
General partner units issued or outstanding (units)				1,900,515
Partners' capital account, units converted					0
Subordinated
Net proceeds from issuance of units (dollars)				$ 0	$ 0	$ 9
Partners' capital account, units converted					(15,300,000)
Tesoro
Limited partnership, ownership interest				36.00%
2014 ATM Program
Units issued in equity offering (units)				819,513
Net proceeds from issuance of units (dollars)				$ 46
2015 ATM Program
Units issued in equity offering (units)			1,492,637	1,137,533
Net proceeds from issuance of units (dollars)			$ 72	$ 59
Equity instrument regulatory filing date	Aug. 24, 2015
Common units, aggregate value	$ 750